Subsequent Events	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Subsequent Events

33.	Subsequent Events

During the first quarter of 2026, the Company entered into contracts for the export of high purity lithium fines and high-grade lithium oxide concentrate products, as detailed below.

▪	On January 23rd 2026, the Company sold an additional 100,000 tonnes of high purity lithium fines for $140/t, generating net revenue of $12.9 million.
▪	On February 12th 2026, the Company sold 150,000 tonnes of high purity lithium fines stored at the plant for $140/t, generating net revenue of $6.7 million.
▪	On March 20th 2026, the Company concluded its first ex-works sale of 400,000 tonnes of high purity lithium fines stored at the plant for $50/t, generating a net revenue of $18.0 million.
▪	In March 2026, the Company signed agreements to sell 40,000 tonnes of high-grade lithium oxide concentrate to be supplied over a three-year period, totaling 120,000 tonnes, which includes an advance payment of $50.0 million payable by the end of June 2026.